Income Taxes - Unrecognized tax benefits and TCJA (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2022	Dec. 31, 2021
Unrecognized tax benefits	$ 0	$ 0
Adagio Medical Inc
Unrecognized tax benefits	521,000		$ 321,000	$ 321,000
Unrecognized tax benefits that will affect the effective tax rate	500,000
Capitalization of R & E	$ 15,500,000